STAFF COSTS (Detail Textuals 1) - kr / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs		3 years
Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs			3 years
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of RSUs		kr 53.7
Average remaining contractual life		1 year 1 month 6 days	1 year 3 months 18 days
Long term incentive plan | Chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs	5 years	3 years		5 years
Exercise period of RSUs	12 months